Pension Plans and Other Postretirement Benefits Actuarial Assumptions - Level 4 (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components					$ 1
Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	2.60%	2.80%	2.20%	1.90%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate			1.50%	1.90%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase			2.90%	2.90%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	2.90%	2.60%	3.10%	2.90%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	2.10%	2.30%	2.40%	1.90%
United States Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.40%	5.10%	4.50%	4.20%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate			4.20%	4.50%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase			3.00%	3.30%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	3.50%	3.50%	3.30%	3.30%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.50%	7.50%	7.50%	7.50%
Foreign Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	12.00%	12.20%	12.60%	11.30%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate			11.20%	12.60%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase			0.00%	0.00%
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year			11.10%	11.30%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate			7.00%	7.10%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate			2024
United States Postretirement Benefit Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.20%	4.80%	4.40%	4.10%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate			4.10%	4.40%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase			0.00%	0.00%
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year			6.80%	6.80%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate			4.50%	4.50%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate			2023	2023